Schedule of Investments (unaudited) December 31, 2019	BATS: Series P Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies — 29.7%
BlackRock Allocation Target Shares: Series S Portfolio(a)	1,260,518	$12,151,395

Value

Total Affiliated Investment Companies — 29.7% (Cost: $12,123,081)	$12,151,395

Other Assets Less Liabilities — 70.3%	28,728,918

Net Assets — 100.0%	$40,880,313

(a)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 12/31/19	Value at 12/31/19	Net Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Allocation Target Shares: Series S Portfolio	1,636,625	104,366	480,473	1,260,518	$12,151,395	$335,772	$(86,611)	$289,744

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (10 Year)	204	03/20/20	$26,198	$(187,664)
U.S. Treasury Notes (2 Year)	44	03/31/20	9,482	(8,113)
U.S. Treasury Notes (5 Year)	31	03/31/20	3,677	(11,488)

				(207,265)

Short Contracts
U.S. Ultra Treasury Notes (10 Year)	52	03/20/20	7,317	86,479

				$(120,786)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Recieved)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.91%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	12/17/20	$35,000	$(391,228)	$412	$(391,640)
3.11%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	05/21/25	$14,320	(1,024,263)	195	(1,024,458)
3-month LIBOR,
1.91%	Quarterly	1.88%	Semi-Annual	04/30/26	$5,450	31,446	71	31,375
2.23%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	04/24/27	$26,460	(764,824)	383	(765,207)
2.27%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	05/18/27	$6,500	(207,798)	94	(207,892)
2.23%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	08/11/27	$3,850	(133,603)	61	(133,664)
2.90%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	11/15/27	$11,152	(892,285)	(691)	(891,594)
3.18%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	05/21/28	$7,500	(788,881)	111	(788,992)

						$(4,171,436)	$636	$(4,172,072)

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

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Schedule of Investments (unaudited) (continued) December 31, 2019	BATS: Series P Portfolio

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Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$12,151,395	$—	$—	$12,151,395

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$86,479	$31,375	$—	$117,854
Liabilities:
Interest rate contracts	(207,265)	(4,203,447)	—	(4,410,712)

	$(120,786)	$(4,172,072)	$—	$(4,292,858)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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